Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,963,000
Previously Paid Amount	0.00
Total Fee Amount	961.59
Total Offset Amount	0.00
Net Fee	961.59
Narrative - Max Aggregate Offering Price	$ 6,963,000
Final Prospectus	true